Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Line Items]
Schedule of estimated useful lives of assets
Depreciation is generally computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Furniture and equipment	5 years
Computer hardware	3 years
Computer software	2 years
Vehicles	3 years
Production molds	3 years
Leasehold improvements	over term of lease
Right-of-use assets	over term of lease